CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities:
Net income	$ 170	$ 1,714
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	787	903
Net change in operating assets and liabilities	1,210	(456)
Deferred Income Taxes Net And Uncertain Tax Positions	(437)	(311)
Impairment of long lived assets	64	95
Stock-based compensation	25	41
Other items	136	(45)
Gain from sale of long lived assets and investments	22	6
Net cash provided by operating activities	1,977	1,947
Investing activities:
Purchase of property, plant and equipment	(489)	(528)
Purchase of investments and other assets	(113)	(25)
Proceeds From Sales of Long Lived Assets And Investments	150	133
Other investing activities	(80)	(56)
Net cash used in investing activities	(532)	(476)
Financing activities:
Proceeds From Senior Notes Net	0	1,798
Purchase of treasury shares	(497)	(667)
Net change in short-term credit	5	(2,207)
Dividends paid	(549)	(404)
Proceeds from exercise of options by employees	13	19
Proceeds From Long Term Loans And Other Long Term Liabilities	0	1,241
Repayment of long-term loans and other long-term liabilities	(1,982)	(1,154)
Other financing activities	2	0
Net cash used in financing activities	(3,008)	(1,374)
Translation adjustment on cash and cash equivalents	(71)	(5)
Net change in cash and cash equivalents	(1,634)	92
Balance of cash and cash equivalents at beginning of period	2,879	1,096
Balance of cash and cash equivalents at end of period	$ 1,245	$ 1,188